ADDITIONAL PAID-IN CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
ADDITIONAL PAID-IN CAPITAL.
Schedule of additional paid-in capital

	2017	2018
Proceeds from sale of 933,333,000 shares in excess of par value through IPO in 1995	1,446	1,446
Excess of value over cost of selling 211,290,500 shares under the treasury stock plan phase I (Note 23)	544	544
Excess of value over cost of selling 215,000,000 shares under the treasury stock plan phase II (Note 23)	576	576
Excess of value over cost of treasury stock transferred to employee stock ownership program (Note 23)	228	228
Excess of value over cost of selling 22,363,000 shares under the treasury stock plan phase III (Note 23)	36	36
Excess of value over cost of selling 864,000,000 shares under the treasury stock plan phase IV (Note 23)	1,996	1,996
Capitalization into 746,666,640 Series B shares in 1999	(373)	(373)
Reduction additional paid in capital as a result of cancellation treasury stock (Note 23)	—	(2,454)
Differences from acquisition of non-controlling interest	—	(22)
Net	4,453	1,977